OPERATIONS AND CORPORATE REORGANIZATION - Schedule of Loans contracted for acquisition of assets (Details 1) (Parenthetical) - Cosan Oito SA [Member] - Vale SA [Member]	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	CDI plus 0.45
Percentage Of Debt Linked To Operation And Collar Derivatives	100.00%